SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Share Based Compensation
Stock and stock option-based compensation expense

In Thousands of US Dollars
Functional Expense Category	2019	2018	2017
General and administrative expense	$1,839	$2,064	$3,708
Research and development expense	1,172	1,819	2,589
Total	$3,011	$3,883	$6,297